AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 12, 2012

Securities Act File No. 333-125172

ICA No. 811- 21771

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 15	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 16	☒

YieldQuest Funds Trust

(Exact Name of Registrant as Specified In Charter)

3280 Peachtree Road

Suite 2600

Atlanta, GA 30305

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (866) 978-3781

Copies to:
Jay K. Chitnis	Dee Anne Sjögren, Esq.
Chairman and President	Thompson Coburn LLP
3280 Peachtree Road	One US Bank Plaza
Suite 2600	St. Louis, MO 63101
Atlanta, GA 30305	(314) 552-6295
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 12, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Exhibit Index

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 15 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Atlanta, and the State of Georgia, on the 12th day of March, 2012.

YieldQuest Funds Trust

/s/ Jay K. Chitnis
Jay K. Chitnis
Chairman and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Trust’s Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Jay K. Chitnis Jay K. Chitnis	Chairman and President (principal executive officer)	March 12, 2012

/s/ John N. Bliss John N. Bliss	Treasurer and Chief Financial Officer (principal financial officer)	March 12, 2012

/s/ Denise M. Buchanan* Denise M. Buchanan	Trustee	March 12, 2012

/s/ Gary D. Campbell* Gary D. Campbell	Trustee	March 12, 2012

/s/ Craig Ruff* Craig Ruff	Trustee	March 12, 2012

/s/ Jay K. Chitnis Jay K. Chitnis *Attorney in fact		March 12, 2012